Geographic and Significant Customer Information	12 Months Ended
Jan. 31, 2021
Segment Reporting [Abstract]
Geographic and Significant Customer Information	GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION
Geographic Information

Revenue by major geographic region is based on the location of our contracting subsidiary, which may differ from the geographic location of the customer.

The information below summarizes revenue from unaffiliated customers by geographic area for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
(in thousands)	2021	2020	2019
EMEA:
Israel	$274,113	$277,605	$263,540
Germany	86,834	77,540	73,065
Other	18,727	22,775	17,170
Total EMEA	379,674	377,920	353,775
Americas:
United States	44,746	53,354	56,839
Other	7,134	10,359	10,514
Total Americas	51,880	63,713	67,353
APAC	11,904	15,476	12,332
Total revenue	$443,458	$457,109	$433,460

Our long-lived assets primarily consist of net property and equipment, operating lease ROU assets, goodwill and other intangible assets, and deferred income taxes. We believe that our tangible long-lived assets, which consist of our net property and equipment, are exposed to greater geographic area risks and uncertainties than intangible assets and long-term cost deferrals, because these tangible assets are difficult to move and are relatively illiquid.

Property and equipment, net by geographic area consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Israel	$31,104	$30,586
United States	902	4,293
Other countries	5,589	6,700
Total property and equipment, net	$37,595	$41,579

Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2021	2020	2019
Customer A	16.9%	15.6%	14.7%
Customer B	14.1%	12.9%	12.6%

In making this determination of significant customers, we define a customer as an organization from which we have recognized revenue in a reporting period. In situations where a governmental organization acts on behalf of multiple agencies or departments, we treat that organization as the customer for reporting purposes notwithstanding that each of the underlying agencies or departments is generally making its own independent purchasing decisions.